DEBT OBLIGATIONS (Details 2) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Debt Current
Revolving Credit Facility	$ 260	$ 1,240
Term loan GBP	0	629
Term loan JPY 8 b	0	68
Bank and financial institutions	148	15
Principal amount currently outstanding on the debt instruments	514	514
Termloan JPY 20 Point 7 b	185	0
Current maturities of long term liabilities	835	810
Short-term debt	$ 1,942	$ 3,276
Notes Payable To Banks [Member]
Debt Current Additional Information
Weighted average interest rate	1.70%
Convertible Debt [Member]
Debt Current Additional Information
Weighted average interest rate	0.25%